Leases - Maturity Analysis of Undiscounted Cash Out Flows (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Finance leases
2023	$ 88
2024	74
2025	54
2026	24
2027	22
Thereafter	19
Imputed Interest	(43)
Finance lease obligations	239	$ 99
Operating leases
2023	960
2024	788
2025	555
2026	430
2027	285
Thereafter	313
Imputed Interest	(267)
Operating lease liabilities	3,064
Amount of leases not yet commenced	$ 691